Legal Proceedings	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Legal Proceedings
24)	LEGAL PROCEEDINGS

24.1)	PROVISIONS RESULTING FROM LEGAL PROCEEDINGS

CEMEX is involved in various significant legal proceedings, the resolutions of which are deemed probable and imply the incurrence of losses and/or cash outflows or the delivery of other resources owned by CEMEX. As a result, certain provisions or losses have been recognized in the financial statements, representing the best estimate of the amounts payable or the amount of impaired assets. Therefore, CEMEX believes that it will not make significant expenditure or incur significant losses in excess of the amounts recorded. As of December 31, 2018, the details of the most significant events giving effect to provisions or losses are as follows:

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In connection with the construction of the cement plant in the municipality of Maceo in Colombia (note 13), in August 2012, CEMEX Colombia signed a memorandum of understanding (“MOU”) with the representative of CI Calizas y Minerales, S.A. (“CI Calizas”), for the acquisition of assets consisting of land, the mining concession and environmental permit, the shares of Zona Franca Especial Cementera del Magdalena Medio, S.A.S. (“Zomam”) (holder of the free trade zone concession) and the rights to develop the cement plant. After the signing of the MOU, a former shareholder of CI Calizas, who presumptively transferred its shares of CI Calizas two years before the signing of the MOU, was linked to a process of expiration of property initiated by Colombia’s Attorney General (the “Attorney General”). Amongst other measures, the Attorney General ordered the seizure and consequent suspension of the right to dispose the assets subject to the MOU, including the shares of Zomam acquired by CEMEX Colombia before the beginning of such process. As a third party acting in good faith and free of guilt, CEMEX Colombia joined the expiration of property process and fully cooperates with the Attorney General. As of December 31, 2018, it is estimated that it may take between five and ten years for a final resolution to be issued on the aforementioned process, which is in the investigatory stage, waiting for the legal counsels of the defendants appointed by the Attorney General to assume functions, which opens the evidentiary stage.

In July 2013, CEMEX Colombia signed with the provisional depository appointed by the Drugs National Department (Dirección Nacional de Estupefacientes or the “DNE”) (then depository of the affected assets), which functions after its liquidation were assumed by the Administration of Special Assets (Sociedad de Activos Especiales, S.A.S. or the “SAE”), a lease contract for a period of five years, by means of which CEMEX Colombia was duly authorized to build and operate the plant (the “Lease Contract”). Moreover, in 2014, the provisional depository granted a mandate to CEMEX Colombia for the same purposes.

On July 15, 2018, the initial term of the Lease Contract signed by CEMEX Colombia with the DNE expired. Notwithstanding the expiry, CEMEX Colombia is entitled to continue to build and use the plant pursuant to the terms of an accompanying mandate until the conclusion of the expiration of property proceeding. As of December 31, 2018, CEMEX Colombia maintains negotiations with the SAE in order to enter into a new long term lease contract that would replace precedent agreements and would allow CEMEX Colombia to continue the construction and operation of the plant during a term of 21 years from the signing date with a potential extension of 10 additional years.

In addition, in 2012, CEMEX Colombia also engaged the same representative of CI Calizas to represent in the name and on behalf of CEMEX Colombia in the acquisition of land adjacent to the plant, signing a new memorandum of understanding (the “Land MOU”).

During 2016, through an investigation and internal audit in accordance with the corporate governance policies and code of ethics of CEMEX and CLH considering reports of deficiencies in the purchasing process received in CEMEX’s anonymous reporting line, and after confirming the irregularities, in September 2016, CLH and CEMEX Colombia terminated the employment relationship with the Vice President of Planning of CLH and CEMEX Colombia; with the Vice President of Legal Counsel of CLH and CEMEX Colombia; and accepted the resignation of the Chief Executive Officer of CLH and President of CEMEX Colombia. In order to strengthen the levels of leadership, management and best practices of corporate governance, in October 2016, the Parent Company’s Board of Directors separated the roles of Chairman of the Board of Directors, Chief Executive Officer of CLH and President of CEMEX Colombia, and made the corresponding appointments. Moreover, the Parent Company’s Audit Committee and CLH’s Audit Commission performed an independent investigation of the Maceo project through experts in forensic audit. Additionally, the management of CEMEX Colombia and CLH engaged legal advisors for the required collaboration with the Attorney General and other purposes.

The investigation and internal audit initiated during 2016 found that under the MDE and the Land MDE, CEMEX Colombia made deposits in the representative’s bank account for advances and paid interests, settled in kind following its instructions, for amounts in Colombian pesos equivalent to approximately US$13.4 and US$1.2, respectively, considering the exchange rate as of December 31, 2016. These payments were made in breach of CEMEX’s and CLH’s policies. As a result, both, CLH and CEMEX Colombia reported these facts to the Attorney General, providing the findings on hand. In December 2016, CEMEX Colombia filed a claim in the civil courts aiming that all property rights of the land acquired under de Land MOU, some of which were assigned to the representative, would be transferred to CEMEX Colombia. As of September 30, 2018, due to the process of expiration of property of the assets under the MDE and the deficient formalization of the acquisitions under the Land MDE, CEMEX Colombia is not the rightful owner of the aforementioned assets.

As a result, considering the legal opinions available and low probability of recovering such advances, in December 2016, the Company reduced investments in process for a net amount in Colombian pesos equivalent to approximately US$14.1 (Ps264), which included: a) a reduction of US$14.3 (Ps295) for impairment of assets against “Other expenses, net,” including approximately US$2.3 (Ps43) of impairment losses not related with the MOU or the Land MOU; b) a reduction of US$9.1 (Ps188) against “Other accounts payable” for the cancellation of the remaining account payable to CI Calizas under the MOU; and c) an increase in investments in process for US$9.2 (Ps191) recognized against VAT accounts payable related with certain purchases of equipment installed outside the polygon of the free zone that were not exempted from this tax. All these amounts considering the exchange rate as of December 31, 2016. During 2017, CEMEX Colombia further determined an adjustment and payment of additional VAT in the free zone for approximately US$5.

Moreover, there is an ongoing criminal investigation by the Attorney General which is in its second investigatory stage. The hearing for indictments was held between June 12 and 29, 2018, whereas charges were brought against two of the former executives of CEMEX Colombia and the representative of CI Calizas, and pretrial detention of the defendants was determined. CEMEX cannot predict the actions that the General Attorney could implement or the possibility and degree in which any of these actions could have a material adverse effect on CEMEX’s results of operation, liquidity or financial position. Under the presumption that CEMEX Colombia acted in good faith, CEMEX considers that it will retain ownership of the plant (note 14) and that the rest of its investments are protected by Colombian law, under which, if a person builds on the property of a third party, with full knowledge of such third party, this third party may: a) take ownership of the plant paying indemnity to CEMEX Colombia, or otherwise, b) oblige CEMEX Colombia to purchase the land. Nonetheless, had this not be the case, CEMEX Colombia would take all necessary actions to safeguard the project in Maceo. At this respect, in the event that the expiration of property over the assets subject to the MOU is ordered in favor of the State, the SAE may decide not to sell the assets to CEMEX Colombia, or, the SAE may elect to maintain ownership of the assets and not extend the Lease Contract. In both cases, under Colombian law, CEMEX Colombia would be entitled to an indemnity for the amount of its incurred investments. Nonetheless, although as of December 31, 2018, CEMEX Latam cannot estimate if the expiration of property of the assets subject to the MDE would be declared in favor of the State, or as the case may be, if the SAE would determine to sell or not those assets to CEMEX Colombia or if a new Lease Contract would be negotiated or not, CEMEX Colombia does not consider probable that any of these adverse results may occur, but would any of these adverse results occur upon which an adverse resolution is received, such adverse resolution could have a material adverse effect on CEMEX’s results of operations, liquidity or financial condition.

As of December 31, 2018, the start-up of the Maceo plant and the construction of the access road remain suspended, mainly considering certain permits required to finalize the access road, as well as ongoing requests and procedures with the relevant authorities oriented to: a) resolve any overlap of the project with an Integrated Management District (“IMD”), b) modify the land use where the project is located to harmonize it with industrial and mining use, c) modify the environmental license to increase the permitted production up to 950 thousand tons per year, d) obtain the extension of the free zone to cover the entire plant, and e) resolve the ownership of the environmental license and the mining title which transfer to a subsidiary of CEMEX Colombia was revoked by the regional environmental authority; until progress is achieved in these processes. CEMEX Colombia continues working to address these issues as soon as possible. In October 2017, CEMEX Colombia presented the initial request for the partial subtraction of the Maceo project from the IMD to test the feasibility of achieving the proposed expansion of the activity in the project and comments were received in May 2018. In this regard, on October 11, 2018, CEMEX Colombia submitted a response to the latest request for information in connection with such subtraction process. This process of partial subtraction of the Maceo project, would allow the removal of the cement operation productive area from the IMD. This request requires evidence of the viability to develop the proposed activity of the cement project in said area. Meanwhile, CEMEX Colombia will limit its activities to those on which it has the relevant authorizations.

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On December 11, 2017, in the context of a market investigation opened in 2013 against five cement companies and 14 executives of those companies, including two former executives of CEMEX Colombia for purported practices that limited free competition, and after several processes over the years, the Colombian Superintendence of Industry and Commerce (Superintendencia de Industria y Comercio or the “SIC”) imposed a final fine to CEMEX Colombia for an amount equivalent to US$25 (Ps491). As a result, CEMEX Colombia recognized a provision for this amount against “Other expenses, net” in 2017. This fine was paid on January 5, 2018. On June 7, 2018, CEMEX Colombia filed an annulment and reestablishment of right claim before the Administrative Court seeking for the annulment of the charges brought forth by the SIC and the restitution of the fine paid, with any adjustments provided by Colombian Law. This claim could take up to six years to be resolved. As of December 31, 2018, CEMEX is not able to assess the likelihood for the recovery of the fine imposed by the SIC.

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In January 2007, the Polish Competition and Consumers Protection Office (the “Protection Office”) initiated an antitrust proceeding against all cement producers in the country, including CEMEX Polska Sp. Z.o.o. (“CEMEX Polska”) and another subsidiary in Poland, arguing that there was an agreement between all cement producers in Poland regarding prices, market quotas and other sales conditions; and that the producers exchanged information, all of which limited competition in the Polish cement market. In December 2009, the Protection Office issued a resolution imposing fines on a number of Polish cement producers, including CEMEX Polska for the period of 1998 to 2006. The original fine imposed on CEMEX Polska was for an amount in Polish Zloty equivalent to US$31 (Ps609). After a resolution of December 2013 to an appeal filed against the Protection Office’s fine before the Polish Court of Competition and Consumer Protection (the “First Instance Court”) that reduced the fine and a resolution of March 2018 to an appeal of CEMEX Polska filed before the Appeals Courts in Warsaw against the resolution of the First Instance Court, the fine was further reduced to a final amount in Polish Zloty equivalent to US$18 (Ps354). This final amount was paid in 2018. On November 19, 2018, CEMEX Polska filed before the Polish Supreme Court an appeal against the Appeal Court’s judgment seeking the reduction of the imposed fine. As of December 31, 2018, CEMEX Polska expects that, during the first half of 2019, the Polish Supreme Court will issue a decision regarding acceptance of the cassation appeal for its study.

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As of December 31, 2018, CEMEX had accrued environmental remediation liabilities in the United Kingdom pertaining to closed and current landfill sites for the confinement of waste, representing the NPV of such obligations for an amount in pounds sterling equivalent to US$167 (Ps3,282). Expenditure was assessed and quantified over the period in which the sites have the potential to cause environmental harm, which was accepted by the regulator as being up to 60 years from the date of closure. The assessed expenditure included the costs of monitoring the sites and the installation, repair and renewal of environmental infrastructure.

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As of December 31, 2018, CEMEX had accrued environmental remediation liabilities in the United States for US$33 (Ps648), related to: a) the disposal of various materials in accordance with past industry practice, which might currently be categorized as hazardous substances or wastes, and b) the cleanup of sites used or operated by CEMEX, including discontinued operations, regarding the disposal of hazardous substances or waste, either individually or jointly with other parties. Most of the proceedings are in the preliminary stages and a final resolution might take several years. CEMEX does not believe that it will be required to spend significant sums on these matters in excess of the amounts previously recorded. The ultimate cost that may be incurred to resolve these environmental issues cannot be assured until all environmental studies, investigations, remediation work and negotiations with, or litigation against, potential sources of recovery have been completed.

24.2)	OTHER CONTINGENCIES FROM LEGAL PROCEEDINGS

CEMEX is involved in various legal proceedings, which have not required the recognition of accruals, considering that the probability of loss is less than probable or remote. In certain cases, a negative resolution may represent a decrease in future revenues, an increase in operating costs or a loss. Nonetheless, until all stages in the procedures are exhausted in each proceeding, CEMEX cannot assure the achievement of a final favorable resolution. As of December 31, 2018, the most significant events with a quantification of the potential loss, when it is determinable and would not impair the outcome of the relevant proceeding, were as follows:

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On September 20, 2018, triggered by heavy rainfall, a landslide causing damages and fatalities (the “Landslide”) occurred in a site located within an area covered by mining rights of APO Land & Quarry Corporation (“ALQC”) in Naga City, Cebu, Philippines. ALQC is a principal raw material supplier of APO Cement Corporation (“APO”), a wholly-owned subsidiary of CHP. CEMEX indirectly owns a minority 40% stake in ALQC. On November 19, 2018, CHP and APO were served summons concerning an environmental class action lawsuit filed by 40 individuals and one legal entity (on behalf of 8,000 individuals allegedly affected by the Landslide) at the Regional Trial Court of Talisay, Cebu, against CHP, ALQC, APO, the Mines and Geosciences Bureau of the Department of Environment and Natural Resources, the City Government of Naga, and the Province of Cebu. In the complaint, (i) among other allegations, plaintiffs claim that the Landslide occurred as a result of the defendants’ gross negligence; and (ii) seek, among other relief, (a) monetary damages for an amount in Philippine Pesos equivalent to US$82 (Ps1,611), (b) the establishment of a rehabilitation fund for an amount in Philippine Pesos equivalent to US$10 (Ps197), and (c) the issuance of a Temporary Environment Protection Order against ALQC aiming to prevent ALQC from performing further quarrying activities while the case is still pending. As of December 31, 2018, CHP, APO and ALQC (collectively, the “Private Defendants”) hold and will defend its position that the Landslide occurred due to natural causes and deny any liability. In the event a final adverse resolution is issued in this matter, plaintiffs will have the option to proceed against any one of ALQC, APO or CHP for satisfaction of the entirety of the potential judgement award, without the need to proceed against any other Private Defendant beforehand. Thus, ALQC’s, APO’s or CHP’s assets alone could be exposed to execution proceedings. As of December 31, 2018, CEMEX is not able to assess the likelihood of an adverse result to this lawsuit; and, because of its current status and its preliminary nature, CEMEX is neither able to assess if a final adverse result in this lawsuit would have a material adverse impact on its results of operations, liquidity and financial position.

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On June 12, 2018, the Authority for Consumer Protection and Competition Defense of Panama (the “Panama Authority”) carried out an administrative investigation against CEMEX and other competitors for the alleged commission of monopolistic practices in relation to the gray cement and the ready-mix concrete markets. From the administrative investigation, the Panama Authority considered there were elements that serve as a basis to consider the possible existence of monopolistic or anticompetitive practices consisting of: (i) price fixing and/or production restriction of gray cement sold to ready-mix concrete producers in Panama; and (ii) unilateral and/or joint predatory acts and/or cross subsidies in the ready-mix concrete market. On October 16, 2018, the Panama Authority notified CEMEX of a new information request in order to continue their investigation. The Panama Authority is gathering facts necessary to make an informed decision about whether violations of Panamanian law have occurred. CEMEX is cooperating with the Panama Authority. As of December 31, 2018, given the status of the investigation, CEMEX is not able to assess if this investigation will lead to any fines, penalties or remedies, or if such fines, penalties or remedies, if any, would have a material adverse effect on the Company’s results of operations, liquidity or financial position.

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Certain of CEMEX’s subsidiaries in the United States were notified of a grand jury subpoena dated March 29, 2018 issued by the United States Department of Justice (“DOJ”) related to an investigation of possible antitrust law violations in connection with CEMEX’s sales (and related sales practices) of gray Portland cement and slag in the United States and its territories. The objective of this subpoena is to gather facts necessary to make an informed decision about whether violations of U.S. law have occurred. CEMEX has been cooperating with the DOJ and is complying with the subpoena. As of December 31, 2018, given the status of the investigation, CEMEX is not able to assess if this investigation will lead to any fines, penalties or remedies, or if such fines, penalties or remedies, if any, would have a material adverse effect on the Company’s results of operations, liquidity or financial position.

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On March 16, 2018, a putative securities class action complaint was filed against CEMEX and one of its members of the board of directors (CEO) and certain of its officers (CEO and CFO) in the U.S. District Court for the Southern District of New York, on behalf of investors who purchased or otherwise acquired securities of CEMEX between August 14, 2014 to March 13, 2018, inclusive. The complaint alleges that CEMEX purportedly issued press releases and SEC filings that included materially false and misleading statements in connection with alleged misconduct relating to the Maceo Project and the potential regulatory or criminal actions that might arise as a result. On September 14, 2018, CEMEX filed a motion to dismiss this lawsuit. During the fourth quarter of 2018, plaintiffs filed an opposition brief to this motion to dismiss. CEMEX denies liability and intends to vigorously defend the case. As of December 31, 2018, given the status of the lawsuit, CEMEX is not able to assess the likelihood of an adverse result to this lawsuit, and for the same reasons, CEMEX is not able to assess if a final adverse result in this lawsuit would have a material adverse impact on its results of operations, liquidity and financial position.

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In December 2016, the Parent Company received subpoenas from the United States Securities and Exchange Commission (“SEC”) seeking information to determine whether there have been any violations of the U.S. Foreign Corrupt Practices Act stemming from the Maceo project. These subpoenas do not mean that the SEC has concluded that the Parent Company or any of its affiliates violated the law. The Parent Company has been cooperating with the SEC and intends to continue cooperating fully with the SEC. The DOJ also opened an investigation into this matter. In this regard, on March 12, 2018, the DOJ issued a grand jury subpoena to the Parent Company relating to its operations in Colombia and other jurisdictions. The Parent Company intends to cooperate fully with the SEC, the DOJ and any other investigatory entity. As of December 31, 2018, the Parent Company is unable to predict the duration, scope, or outcome of either the SEC investigation or the DOJ investigation, or any other investigation that may arise, or, because of the current status of the SEC investigation and the preliminary nature of the DOJ investigation, the potential sanctions which could be borne by the Parent Company, or if such sanctions, if any, would have a material adverse impact on CEMEX results of operations, liquidity or financial position.

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In September 2016, CEMEX España Operaciones, S.L.U. (“CEMEX España Operaciones”), a subsidiary of CEMEX in Spain, in the context of a market investigation initiated in 2014 for alleged anticompetitive practices in 2009 for the cement market and the years 2008, 2009, 2012, 2013 and 2014 for the ready-mix market, was notified of a resolution by the National Markets and Competition Commission (Comisión Nacional de los Mercados y la Competencia or the “CNMC”) requiring the payment of a fine for €6 (US$7 or Ps138). CEMEX España Operaciones appealed the fine and requested the suspension of payment before the National Court (Audiencia Nacional), which granted the requested suspension; subject to issuance of a bank guarantee for the principal amount of the sanction. The CNMC was notified. As of December 31, 2018, CEMEX does not expect that an adverse resolution to this matter would have a material adverse impact on our results of operations, liquidity and financial condition.

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In February 2014, the Egyptian Tax Authority requested Assiut Cement Company (“ACC”), a subsidiary of CEMEX in Egypt, the payment of a development levy on clay used in the Egyptian cement industry in amounts equivalent as of December 31, 2018 to US$18 (Ps354) for the period from May 5, 2008 to November 30, 2011. In March 2014, ACC appealed the levy and obtained a favorable resolution from the Ministerial Committee for Resolution of Investment Disputes, which instructed the Egyptian Tax Authority to cease claiming from ACC the aforementioned payment of the levy on clay. It was further decided that the levy on clay should not be imposed on imported clinker. Nonetheless, in May 2016, the Egyptian Tax Authority challenged ACC’s right to cancel the levy on clay before the North Cairo Court, which referred the cases to Cairo’s Administrative Judiciary Court. These cases have been adjourned by the Commissioners of the Cairo Administrative Judiciary Court to February 4, 2019 for submission of documents by the attorney for the State pertaining to this dispute. CEMEX does not expect that such referral will prejudice ACC’s favorable legal position in this dispute. As of December 31, 2018, CEMEX does not expect a material adverse impact due to this matter in its results of operations, liquidity or financial position.

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In September 2012, in connection with a lawsuit submitted to a first instance court in Assiut, Egypt in 2011, the first instance court of Assiut issued a resolution in order to nullify the Share Purchase Agreement (the “SPA”) pursuant to which CEMEX acquired in 1999 a controlling interest in Assiut Cement Company (“ACC”). In addition, during 2011 and 2012, lawsuits seeking, among other things, the annulment of the SPA were filed by different plaintiffs, including 25 former employees of ACC, before Cairo’s State Council. After several appeals, hearings and resolutions over the years, the cases are held in Cairo’s 7th Circuit State Council Administrative Judiciary Court awaiting the High Constitutional Court to pronounce in regard to the challenges against the constitutionality of Law 32/2014 filed by the plaintiffs, which protects CEMEX’s investments in Egypt. These matters are complex and take several years to be resolved. As of December 31, 2018, CEMEX is not able to assess the likelihood of an adverse resolution regarding these lawsuits nor is able to assess if the Constitutional Court will dismiss Law 32/2014, but, regarding the lawsuits, if adversely resolved, CEMEX does not believe the resolutions in the first instance would have an immediate material adverse impact on CEMEX’s operations, liquidity and financial condition. However, if CEMEX exhausts all legal recourses available, a final adverse resolution of these lawsuits, or if the Constitutional Court dismisses Law 32/2014, this could adversely impact the ongoing matters regarding the SPA, which could have a material adverse impact on CEMEX’s operations, liquidity and financial condition.

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In 2012, in connection with a contract entered into in 1990 (the “Quarry Contract”) by CEMEX Granulats Rhône Méditerranée (“CEMEX GRM”), one of CEMEX’s subsidiaries in France, with SCI La Quinoniere (“SCI”) pursuant to which CEMEX GRM has drilling rights in order to extract reserves and do quarry remediation at a quarry in the Rhône region of France, SCI filed a claim against CEMEX GRM for breach of the Quarry Contract, requesting the rescission of such contract and damages plus interest for a revised amount in euros equivalent to US$77 (Ps1,513), arguing that CEMEX GRM partially filled the quarry allegedly in breach of the terms of the Quarry Contract. After many hearings, resolutions and appeals over the years, on March 13, 2018, the court of appeals issued an enforceable resolution ordering the rescission of the Quarry Contract and designated a judicial expert to: a) determine the volume of both excavated and backfilling materials, and b) give his opinion on the potential damages suffered by SCI. CEMEX GRM appealed this resolution with the court of cassation, which will advance in parallel to the judicial expert’s process. As of December 31, 2018, as the likelihood of an adverse final resolution cannot be assured with certainty, CEMEX believes that an adverse resolution upon conclusion of all defense instances is not probable. However, in case of an adverse resolution, CEMEX considers that it should not have a material adverse impact on CEMEX’s results of operations, liquidity and financial condition.

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In June 2012, one of CEMEX’s subsidiaries in Israel and three other companies were notified about a class action suit filed by a homeowner who built his house with concrete supplied by the defendants in October 2010. The class action argues that the concrete supplied to him did not meet with the Israeli ready-mix strength standard requirements and that as a result CEMEX acted unlawfully toward all of its customers who received concrete that did not comply with such standard requirements, causing financial and non-financial damages to those customers, including the plaintiff. CEMEX presumes that the class action would represent the claim of all the clients who purchased the alleged non-conforming concrete from its subsidiary in Israel during the past 7 years, the limitation period according to applicable laws in Israel. The damages that could be sought are equivalent to US$74 (Ps1,454). After several hearings to present evidence from all parties over the years and the resolution of the court to join together all claims against all four companies in order to simplify and shorten court proceedings. An abandonment of action has been submitted to the court with regards to two of the four defendant companies, but CEMEX’s subsidiary and another company remain as defendants. All parties have finished presenting their positions. There are pending resolutions regarding the class action and the abandonment of action of the two defendants. As of December 31, 2018, CEMEX’s subsidiary in Israel is not able to assess the likelihood of the class action application being approved or, if approved, of an adverse result, such as an award for damages in the full amount that could be sought, but if adversely resolved CEMEX considers that an adverse resolution on this matter would not have a material adverse impact on its results of operations, liquidity or financial condition.

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In June 2010, the District of Bogota’s Environmental Secretary (the “District Secretary”), ordered the suspension of CEMEX Colombia’s mining activities at El Tunjuelo quarry, located in Bogota, sealed off the mine to machinery and prohibited the removal of aggregates inventory, as well as those of other aggregates producers in the same area. The Environmental Secretary alleged that during the past 60 years at that time, CEMEX Colombia and the other companies illegally changed the course of the Tunjuelo River, have used the percolating waters without permission and improperly used the edge of the river for mining activities. CEMEX Colombia requested from the beginning the revocation of the order considering that its mining activities at El Tunjuelo quarry were supported by the authorizations required by the applicable environmental laws and that its environmental impact studies were reviewed and authorized by the Ministry of Environment and Sustainable Development. Since June 2010 the local authorities closed the quarry and prohibited the removal of aggregates inventory. On July 11, 2018, considering that CEMEX Colombia incurred in risk of having provoked affectation or harm in the use of the underground waters in the Tunjuelo River’s middle basin without the corresponding permit issued by the environmental authority, the District Secretary imposed a penalty for an amount in Colombian pesos equivalent to US$0.4 as of August 1, 2018, the date it was settled. CEMEX Colombia was exonerated of incurring negligent or willful misconduct. With this penalty, all procedures and possible claims against CEMEX Colombia related to this matter were finalized.

In connection with the legal proceedings presented in notes 24.1 and 24.2, the exchange rates as of December 31, 2018 used by CEMEX to convert the amounts in local currency to their equivalents in dollars were the official closing exchange rates of 3.75 Polish zloty per dollar, 0.87 Euro per dollar, 0.78 British pounds sterling per dollar, 3,250 Colombian pesos per dollar and 3.75 Israelite shekel per dollar.

In addition to the legal proceedings described above in notes 24.1 and 24.2, as of December 31, 2018, CEMEX is involved in various legal proceedings of minor impact that have arisen in the ordinary course of business. These proceedings involve: 1) product warranty claims; 2) claims for environmental damages; 3) indemnification claims relating to acquisitions or divestitures; 4) claims to revoke permits and/or concessions; and 5) other diverse civil, administrative, commercial and lawless actions. CEMEX considers that in those instances in which obligations have been incurred, CEMEX has accrued adequate provisions to cover the related risks. CEMEX believes these matters will be resolved without any significant effect on its business, financial position or results of operations. In addition, in relation to certain ongoing legal proceedings, CEMEX is sometimes able to make and disclose reasonable estimates of the expected loss or range of possible loss, as well as disclose any provision accrued for such loss, but for a limited number of ongoing legal proceedings, CEMEX may not be able to make a reasonable estimate of the expected loss or range of possible loss or may be able to do so but believes that disclosure of such information on a case-by-case basis would seriously prejudice CEMEX’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, CEMEX has disclosed qualitative information with respect to the nature and characteristics of the contingency but has not disclosed the estimate of the range of potential loss.